INVESTMENTS IN SUBSIDIARIES (Details)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lan Peru S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Peru
Functional currency		US$
Percentage of equity ownership		70.00%	70.00%	70.00%
Lan Cargo S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Functional currency		US$
Percentage of equity ownership		99.898%	99.898%	99.898%
Lan Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Argentina
Functional currency		ARS
Percentage of equity ownership		99.8656%	99.8656%
Transporte Aereo S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Chile
Functional currency		US$
Percentage of equity ownership		100.00%	100.00%	100.00%
Aerolane Lineas Aereas Nacionales del Ecuador S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Ecuador
Functional currency		US$
Percentage of equity ownership		100.00%	100.00%
Aerovias de Integracion Regional, AIRES S.A. [Member]
Disclosure of subsidiaries [line items]
Country of incorporation		Colombia
Functional currency		COP
Percentage of equity ownership		99.1906%	99.1906%
TAM S.A. and Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Country of incorporation	[1]	Brazil
Functional currency	[1]	BRL
Percentage of equity ownership	[1]	99.9993%	99.9993%	100.00%

[1]	As of December 31, 2018, the indirect participation percentage over TAM S.A. and Subsidiaries comes from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 49% of political rights its percentage arise as a result of the provisional measure No. 714 of the Brazilian government implemented during 2016 that allows foreign capital to have up to 49% ownership. In this way, since April 2016, LATAM Airlines Group S.A. owns 901 shares with the right to vote of Holdco I S.A., which is equivalent to 49% of the total shares with voting rights of said company and TEP Chile S.A. owns 938 shares with the right to vote of Holdco I S.A., which is equivalent to 51% of the total shares with voting rights.